SUBSEQUENT EVENTS (Details) - Corporate bonds $ in Millions	Jan. 21, 2020 USD ($)
Issuance of corporate bonds on international markets
SUBSEQUENT EVENTS
Bonds issued	$ 300
Term of bonds	30 years
Borrowings, interest rate	3.95%
Hedging of bonds issued as Derivatives
SUBSEQUENT EVENTS
Percentage of Bonds issued Hedged as Derivatives	100.00%